Income taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets:
Net loss carry forwards	$ 129,653	$ 129,258
Intangible assets	3,792	4,091
Property, plant and equipment	7,317	6,836
Financing and share issuance costs	712	1,533
Warranty liability	4,220	5,131
Deferred revenue	849	1,416
Inventory	2,206	2,336
Research and development	3,140	2,733
Other	6,270	7,262
Total gross deferred income tax assets	158,159	160,596
Valuation allowance	(153,099)	(152,207)	$ (126,424)
Total deferred income tax assets	5,060	8,389
Deferred income tax liabilities:
Intangible assets	(4,566)	(6,386)
Property, plant and equipment	(1,177)	(2,754)
Other	(349)	(774)
Total deferred income tax liabilities	(6,092)	(9,914)
Deferred Tax Liabilities, Net	(1,032)	(1,525)
Allocated as follows:
Long-term deferred income tax assets	2,538	3,827
Long-term deferred income tax liabilities	(3,570)	(5,352)
Deferred Tax Liabilities, Net	$ (1,032)	$ (1,525)